Schedule of intangible assets (Details) - Capitalized Software Development [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Cost, beginning balance	$ 13,556,077
Additions	1,391,596
Foreign exchange impact	(218,671)
Cost, ending balance	14,729,002
Accumulated amortization, beginning balance	6,825,922
Additions	1,091,422	$ 1,050,212
Foreign exchange impact	(116,290)
Accumulated Amortization, ending balance	7,801,054
Net Book Value	$ 6,927,948		$ 6,730,155